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[AIM LOGO APPEARS HERE]
--Servicemark--
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
713-626-1919


A I M Advisors, Inc.


   March 4, 2004


   VIA EDGAR

   Securities and Exchange Commission
   Judiciary Plaza
   450 Fifth St., N.W.
   Washington, D.C. 20549

   Re:   AIM Summit Fund
         CIK No. 0000701748

   Gentlemen:

   Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of AIM Summit Fund (the "Fund") that the form of the Fund's Prospectus, dated March 2, 2004, that would have been filed under Rule 497(c) of the 1933 Act does not differ from the prospectus contained in Post-Effective Amendment No. 31 to the Fund's Registration Statement on Form N-1A. Post-Effective Amendment No. 31, which is the most recent Amendment to the Fund's Registration Statement, was filed electronically with the Securities and Exchange Commission on March 2, 2004.

   Please send me copies of all correspondence with respect to the certificate, or contact me at (713) 214-7264.

   Very truly yours,

   /s/ JIM COPPEDGE

   Jim Coppedge
   Counsel

A Member of the AMVESCAP Group